Property, Plant and Equipment	3 Months Ended
Sep. 30, 2023
Property, Plant and Equipment
Property, Plant and Equipment

4. Property, Plant and Equipment

					Land for
					future
					South
			Demonstration	Aqualung	West
			plant (formerly	Carbon	Arkansas
	Leasehold	Furniture	Pilot plant)	Capture	Project
Cost	improvements	and fixtures	(Note 7)	pilot plant	plant	Total
	$	$	$	$	$	$
June 30, 2022	—	—	26,649	—	—	26,649
Additions	187	12	—	1,778	—	1,977
June 30, 2023	187	12	26,649	1,778	—	28,626
Additions	—	—	—	68	939	1,007
Effect of foreign exchange translation	—	—	19	43	—	62
September 30, 2023	187	12	26,668	1,889	939	29,695

Accumulated amortisation
June 30, 2022	—	—	(25,664)	—	—	(25,664)
Amortisation	(6)	(1)	(207)	—	—	(214)
Effect of foreign exchange translation	—	—	17	—	—	17
June 30, 2023	(6)	(1)	(25,854)	—	—	(25,861)
Amortisation	(12)	(1)	—	(185)	—	(198)
Effect of foreign exchange translation	—	—	1	(2)	—	(1)
September 30, 2023	(18)	(2)	(25,853)	(187)	—	(26,060)

Net book value
June 30, 2022	—	—	985	—	—	985
June 30, 2023	181	11	795	1,778	—	2,765
September 30, 2023	169	10	815	1,702	939	3,635